Significant Production And Growth Asset Acquisitions - Additional Information (Detail) - USD ($) $ in Millions	Dec. 19, 2024	Dec. 31, 2024	Jul. 22, 2024
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Total cash payment by Chevron	$ 400
Cash Payment For Completion Of Sales And Purchase Agreement	300
Additional Contingent Payment For Sales And Purchase Agreement	$ 100
Advanced Payment Received For Sales And Purchase Agreement		$ 100
Tellurian Inc [Member]
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Loan amount called			$ 146
Loan facility			230
Cash transferred			$ 876
North West Shelf Project [member]
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Proportion of ownership interest in joint venture	16.67%
Carbon Capture And Storage Project [Member]
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Proportion of ownership interest in joint venture	20.00%
Wheatstone Project [Member]
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Proportion of ownership interest in joint venture	13.00%
Julimar Brunello Project [Member]
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Proportion of ownership interest in joint venture	65.00%